Stockholders' Equity - Summary of Changes in Repurchases of Common Stock and Warrants (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	2,871,894
Repurchases of common stock		2,871,894
Ending Balance	2,871,894	2,871,894
Treasury Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchases of common stock		2,871,894
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	3,053,447	0
Repurchases of common stock	171,994	181,553
Ending Balance	3,225,441	3,053,447